Other assets	12 Months Ended
Dec. 31, 2013
Disclosure Other Assets [Abstract]
Other assets	Other assets Other assets consist of the following:

	2013	2012
Restricted cash	$6,021	$7,063
Deferred financing costs	9,011	8,706
Other	3,752	4,251
	$18,784	$20,020